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                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                        FS VARIABLE ANNUITY ACCOUNT NINE
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS:

           ALLIANCEBERNSTEIN OVATION ADVANTAGE DATED OCTOBER 24, 2005

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         On September 25, 2009 ("Liquidation Date"), the AllianceBernstein
Utility Income Portfolio and the AllianceBernstein Wealth Appreciation Strategy Portfolio ("Portfolios"), both offered by the AllianceBernstein Variable Products Series Fund, Inc. ("Fund" or "AVPSF") were liquidated.

         On the Liquidation Date, funds invested in subaccounts supported by the Portfolios were automatically liquidated at the closing Accumulation Value and the liquidation proceeds moved into the AllianceBernstein Money Market Portfolio ("Money Market Portfolio"). In addition, existing instructions or instructions received on or after the Liquidation Date for new premium allocations, transfers, dollar cost averaging or automatic rebalancing into or out of the Portfolios are automatically directed to the Money Market Portfolio.

         If you were invested in one or both of the Portfolios on the Liquidation Date, your liquidation proceeds were allocated to the Money Market Portfolio. If you would like to transfer out of the Money Market Portfolio, you may give us instructions to transfer to another Variable Portfolio by completing the enclosed transfer form or calling us at the telephone number below.

         Other investment options offered in your contract are part of the AVPSF, as summarized below:

MANAGED BY ALLIANCEBERNSTEIN L.P.     (Class B Shares)

      Balanced Wealth Strategy Portfolio                                AVPSF
      Global Thematic Growth Portfolio                                  AVPSF
      Growth Portfolio                                                  AVPSF
      Growth and Income Portfolio                                       AVPSF
      Intermediate Bond Portfolio                                       AVPSF
      International Growth Portfolio                                    AVPSF
      International Value Portfolio                                     AVPSF
      Large Cap Growth Portfolio                                        AVPSF
      Money Market Portfolio                                            AVPSF
      Real Estate Investment Portfolio                                  AVPSF
      Small Cap Growth Portfolio                                        AVPSF
      Small/Mid Cap Value Portfolio                                     AVPSF
      Value Portfolio                                                   AVPSF

         Please review your fund prospectuses for more detailed information about these investment options. For additional fund prospectus copies, please contact our Service Center at the telephone number below.

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         Neither our automatic transfer of the liquidated proceeds to the Money
Market Portfolio, nor your transfer of assets out of the Money Market Portfolio within 60 days after the Liquidation Date, will count against free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

         Should you have any questions, you may contact our Service Center at 1-800-255-8402.




                Please keep this supplement with your prospectus.



Dated: September 28, 2009